Leases (Narrative) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	[1]	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 23,718
Right-of-use asset	€ 30,603	$ 33,237		€ 30,020
Pumped storage [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease agreements (Years)	31
Lease Liability	€ 2,527
Right-of-use asset	2,527
Amount of outstanding	€ 14

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)